Investments in associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Statement of financial position
Impairment loss	€ (1,685)	€ (3,525)
Goodwill	31,271	23,353		€ 23,353
Investment in joint ventures	5,323	3,399	€ 2,097
(Loss)/profit for the financial year	(455)	(7,644)	2,788
Share of (loss)/profit	(2,751)	(1,124)	(246)
Vodafone Idea Limited
Statement of financial position
Equity Investment In Joint Venture	(3,475)	3,696
Interest in joint ventures	(1,543)	1,671
Impairment loss	(261)	(279)
Goodwill	77	82
Investment proportion not recognised	1,804
Investment in joint ventures		1,392
(Loss)/profit for the financial year	(9,880)	(1,997)
Share of (loss)/profit	(4,386)	(903)
(Loss)/profit proportion not recognised	1,840
Share of (loss)/profit	€ (2,546)	(903)
Proportion of stake (as a percentage)	44.40%
VodafoneZiggo Group Holding B.V.
Statement of financial position
Equity Investment In Joint Venture	€ 3,260	3,684
Interest in joint ventures	1,630	1,842
Impairment loss	(1,685)	(3,525)
Investment in joint ventures	1,630	1,842	2,119
(Loss)/profit for the financial year	(128)	(478)	(795)
Share of (loss)/profit	(64)	(239)	(398)
Share of (loss)/profit	€ (64)	(239)	(398)
Proportion of stake (as a percentage)	50.00%
Infrastructure Wireless Italiane Inwit S.p.A.
Statement of financial position
Equity Investment In Joint Venture	€ 8,917
Interest in joint ventures	3,345
Investment in joint ventures	€ 3,345
Proportion of stake (as a percentage)	37.50%
Indus Towers Limited
Statement of financial position
Equity Investment In Joint Venture	€ 566	699
Interest in joint ventures	238	294
Goodwill	528	564
Transfer of assets held for sale		(236)
Investment proportion not recognised		(21)
Investment in joint ventures	766	601	893
(Loss)/profit for the financial year	44	178	322
Share of (loss)/profit	19	75	135
(Loss)/profit proportion not recognised		(20)
Share of (loss)/profit	€ 19	55	135
Proportion of stake (as a percentage)	42.00%
Vodafone Hutchison Australia Pty Limited
Statement of financial position
Equity Investment In Joint Venture	€ (2,047)	(2,144)
Interest in joint ventures	(1,024)	(1,072)
Goodwill	94	106
Transfer of assets held for sale	412	467
Investment proportion not recognised	52	15
(Loss)/profit for the financial year	(141)	(75)	64
Share of (loss)/profit	(70)	(38)	32
(Loss)/profit proportion not recognised	35	15
Share of (loss)/profit	€ (35)	€ (23)	€ 32
Proportion of stake (as a percentage)	50.00%